PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 01, 2026	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Depreciation expenses			$ 3,225	$ 16,091	$ 40,430	$ 68,613
Monthly lease payment	$ 5,000	$ 5,000
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Gain loss on sale of properties					86,250
Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Interest expense					500,000
Employee Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock consideration received on transaction					600,000
Sale of stock consideration received per transaction					$ 100,000